Contingencies - Additional Information (Detail) - USD ($) $ in Millions	Mar. 27, 2021	Mar. 28, 2020
Commitments and Contingencies Disclosure [Abstract]
Guaranteed amount of private label credit card sales	$ 1.4	$ 3.4
Reserve associated with guaranteed credit card sales	$ 0.0	$ 0.1